Restructuring and Other Charges - Movements in Restructuring and Related Accruals (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Balance	$ 5,200	$ 7,957	$ 3,277
Additional Charges (Reversals), Net	29,765	5,079	19,711
Non-Cash Charges	(679)	(418)	(528)
Cash Payments	(13,201)	(7,418)	(14,503)
Balance	21,085	5,200	7,957
Additional charges, net	29,765	5,079	19,711
Taste [Member]
Restructuring Reserve [Roll Forward]
Additional charges, net	10,045	1,646	4,505
Scent [Member]
Restructuring Reserve [Roll Forward]
Additional charges, net	12,093	3,433	13,077
Shared IT & Corporate Costs [Member]
Restructuring Reserve [Roll Forward]
Additional charges, net	7,627	0	2,129
2015 Severance Initiatives [Member] | Severance
Restructuring Reserve [Roll Forward]
Balance		0	3,277
Additional Charges (Reversals), Net			(2,311)
Non-Cash Charges			0
Cash Payments			(966)
Balance			0
Frutarom Integration Initiative [Member] | Severance
Restructuring Reserve [Roll Forward]
Balance	0
Additional Charges (Reversals), Net	6,110
Non-Cash Charges	0
Cash Payments	(2,072)
Balance	4,038	0
Additional charges, net	10,400
Frutarom Integration Initiative [Member] | Fixed asset write down
Restructuring Reserve [Roll Forward]
Balance	0
Additional Charges (Reversals), Net	534
Non-Cash Charges	(534)
Cash Payments	0
Balance	0	0
Frutarom Integration Initiative [Member] | Other
Restructuring Reserve [Roll Forward]
Balance	0
Additional Charges (Reversals), Net	3,726
Non-Cash Charges	(145)
Cash Payments	(1,096)
Balance	2,485	0
2019 Severance Initiatives [Member] | Severance
Restructuring Reserve [Roll Forward]
Balance	0
Additional Charges (Reversals), Net	20,871
Non-Cash Charges	0
Cash Payments	(7,974)
Balance	12,897	0
Additional charges, net	21,300
2019 Severance Initiatives [Member] | Other
Restructuring Reserve [Roll Forward]
Balance	0
Additional Charges (Reversals), Net	471
Non-Cash Charges	0
Cash Payments	0
Balance	471	0
2017 Productivity Program [Member]
Restructuring Reserve [Roll Forward]
Additional charges, net			24,500
2017 Productivity Program [Member] | Severance
Restructuring Reserve [Roll Forward]
Balance	4,125	7,539	0
Additional Charges (Reversals), Net	(1,947)	3,884	20,620
Non-Cash Charges	0	0	0
Cash Payments	(1,072)	(7,298)	(13,081)
Balance	1,106	4,125	7,539
2017 Productivity Program [Member] | Other
Restructuring Reserve [Roll Forward]
Balance	1,075	418	0
Additional Charges (Reversals), Net	0	1,195	1,402
Non-Cash Charges	0	(418)	(528)
Cash Payments	(987)	(120)	(456)
Balance	$ 88	$ 1,075	$ 418